Balances and Transactions with Related Parties (Details Textual) $ in Thousands		1 Months Ended					12 Months Ended
	Apr. 10, 2016	May 28, 2015 ILS (₪)	Jan. 18, 2015	Aug. 31, 2014 ILS (₪)	Aug. 31, 2012	Feb. 29, 2012	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Balances and Transactions with Related Parties (Textual)
Salary increased						5.00%
Salaries				₪ 10,000			₪ 3,695,000	$ 1,066	₪ 3,808,000	₪ 3,796,000
Compensation payable						1.75%
Remuneration		₪ 80,000
Option granted		2.50%
Management agreement fees				2,500
Cash				192,500
Capital commitments				₪ 87,500
Personnel compensation							₪ 2,673,000	$ 771	₪ 2,970,000	₪ 2,572,000
Employment capacity				60.00%
Employee agreement term			5 years	5 years
Percentage of entity revenue					0.50%
Description of transactions with related party	The Audit Committee and the Board of Directors unanimously resolved to approve the payment of NIS 200, to be increased by an additional amount of up to NIS 200 as needed, for the benefit of the Company's CEO.					Pursuant to the amendment, the monthly salary of the Company's CEO will increase by 5% in each of the three years of the extension of the engagement to NIS 52.5 a month starting January 2012.
CFO [Member]
Balances and Transactions with Related Parties (Textual)
Salaries				₪ 10,000,000